Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital and Reserves [Abstract]
Schedule of Composition of Share Capital	Composition of share capital
	December 31
	2024		2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares, par value NIS 0.01 each (1)	1,000,000,000	415,103,076	1,000,000,000	69,579,231

(1)	On February 17, 2025, the general meeting of shareholders of the Company approved to increase the authorized shares of the Company to 10,000,000,000 ordinary shares.

Schedule of Changes in the Issued and Outstanding Capital	Changes in the issued and outstanding share capital
	2024	2023	2022
Balance as of January 1	69,579,231	27,780,896	7,984,706

Issuance of ADSs and prefunded warrants through U.S. IPO (1)	-	-	15,750,885
Issuance of ADSs through private placement transaction (2)	-	-	4,045,305
Issuance of ADSs as commitment shares for receiving an equity line (3)	-	340,760	-
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - SEPA (3)	17,375,000	21,530,865	-
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - New SEPA(5)	240,390,000	-	-
Repayment of first promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line (3)	-	11,503,375	-
Repayment of third promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - New SEPA(5)	74,793,290	-
Issuance of ADSs through public offering transaction as part of shelf prospectus (4)	12,555,555	8,333,335	-
Exercise of restricted share units into ordinary shares (6)	360,000	90,000	-
Issuance of ADSs to a supplier	50,000	-	-
Balance as of December 31	415,103,076	69,579,231	27,780,896
(1)	As noted in Note 1B above, on June 7, 2022, the Company completed the U.S. IPO under which the Company received gross proceeds of approximately $13 million (approximately NIS 43,441), before deducting underwriting discounts and offering expenses payable by the Company, for the issuance and sale of -
(*)	The fair value of the derivate warrant liability was determined and estimated at level 1 in the fair value hierarchy based on the price of the Warrants of $0.3508 which is an average quoted market trading price in the first four business days following the Closing Date.
(*)	Due to lack of trading activity of the Warrant, as of December 31, 2024, the management estimated the fair value of the Warrant by using Black-Scholes-Merton pricing model in which the assumptions that have been used were as follows: expected dividend yield of 0%; risk-free interest rate of 4.3%; expected volatility of 87.26%, exercise period and exercise price based on stated terms and ordinary share price of NIS 0.042 which represents the quoted market price.
(2)	On December 11, 2022, the Company entered into the PIPE Agreement with an accredited investor (the “PIPE Purchaser”), under which the Company sold to the PIPE Purchaser 4,045,305 Shares (represented by 3,372 ADSs) for total net proceeds of approximately $1.5 million (approximately NIS 5,141) (the “Proceeds”).
(3)	On June 5, 2023, the Company entered into the SEPA with Yorkville, under which the Company was granted the right, but not the obligation, to sell to Yorkville from time to time up to the Commitment Amount of the Company’s ADSs, during a limited period of 48-months following the execution of the SEPA, subject to the restrictions and satisfaction of the conditions in the SEPA. At the Company’s option, the ADSs would be purchased by Yorkville from time to time at a price equal to 95% of the lowest of the 3 daily Volume Weighted Average Price (“VWAPs”) of the Company’s ADSs for such trading day on the Nasdaq during regular trading hours as reported by Bloomberg L.P during a 3 consecutive trading day period commencing on the date that the Company, subject to certain limitations, delivers a notice to Yorkville that the Company is committing Yorkville to purchase such the Advance Shares. As consideration for Yorkville’s irrevocable commitment to purchase the Company’s ADSs up to the Commitment Amount, the Company issued 340,760 ordinary shares (represented by 284 ADSs) (the “Commitment Shares”) to Yorkville.
(4)	On December 13, 2023, the Company entered into the Purchase Agreement with Yorkville under which the Company sold to Yorkville through the Registered Direct Offering 8,333,335 ordinary shares represented by 6,945 ADSs for total gross proceeds of $1,000 thousand (approximately NIS 3,685), before deducting the offering expenses payable by the Company.
(5)	On July 16, 2024 (the “Effective Date”), the Company entered into a second Standby Equity Purchase Agreement (the “New SEPA”) with Yorkville. Upon the effectiveness of the New SEPA, the previous SEPA was terminated.
(6)	In December 2024 and December 2023, 360,000 and 90,000 RSUs granted to the Company’s CEO have been exercised into the same number of ordinary shares of the Company, respectively.

Schedule of Initial Recognition Date Gross Proceeds Received

Pursuant to the above, at the initial recognition date the gross proceeds received was allocated to identified components as follows:

Fair value at Closing Date

Derivative warrant liability (*)	3,947
Pre-funded warrant and ADSs	39,494
Total gross consideration	43,441

(*)	The fair value of the derivate warrant liability was determined and estimated at level 1 in the fair value hierarchy based on the price of the Warrants of $0.3508 which is an average quoted market trading price in the first four business days following the Closing Date.

Schedule of Initial Recognition Date Gross Proceeds Received

The following tabular presentation reflects the reconciliation of the fair value of derivative warrant liability during the years ended December 31, 2024 and 2023:

	Year ended December 31,
	2024	2023

Opening balance	274	1,151
Recognition of fair value of warrants issued at effective date	-	-
Warrants issued as result of partially exercised of over-allotment option	-	-
Revaluation of derivative warrant liability exercisable for ADSs (see Note 16B below) (*)	(274)	(877)
Closing balance	-	274

(*)	Due to lack of trading activity of the Warrant, as of December 31, 2024, the management estimated the fair value of the Warrant by using Black-Scholes-Merton pricing model in which the assumptions that have been used were as follows: expected dividend yield of 0%; risk-free interest rate of 4.3%; expected volatility of 87.26%, exercise period and exercise price based on stated terms and ordinary share price of NIS 0.042 which represents the quoted market price.

Schedule of Initial Date Net Proceeds Received

Pursuant to the above, at the initial date the net proceeds received were allocated to identified components as follows:

Fair value at Closing Date

Put Options (*)	-
First Promissory Note (**)	7,083
Commitment Shares	87
Total net consideration	7,170

(*)	Management by using the assistance of third-party appraiser has determined that the fair value of the Put Options is zero as the exercise price of the Put Options is out of money at any exercise date.

(**)	The fair value of the First Promissory Note was based on rating model using a discount rate of 17.51% which represented the Company’s applicable rate of risk, as determined by management using the assistance of third-party appraiser.

Schedule of Presentation Reflects Reconciliation of Carrying Amount

Direct debt costs incurred amounted to $30 thousand (approximately NIS 111).

	Year ended December 31,
	2024	2023

Opening balance	7,139	-
Net amount received (allocated to the first and second Promissory Note)	-	10,680
Net amount received from the Third Promissory Note	6,903	-
Repayment of First Promissory Note in cash	-	(754)
Repayment of Promissory Notes and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(12,581)	(3,313)
Recognition of discount, interest expenses related to the First, Second and Fourth Promissory Notes (see Note 16A below)	439	592
Recognition of interest and revaluation expenses related to the Third Promissory Note (see Note 16A below)	889	-
Net amount received from the Fourth Promissory Note	3,629	-
Expense (income) from exchange rate differentials	(82)	(66)
Closing balance	6,336	7,139